UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net income		$ (11,799,629)	$ 6,667,852
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	$ 8,493,810	10,659,080	(11,248,950)
Gain on marketable securities, dividends and interest held in Trust Account	(10,438)	(20,525)	(80,323)
Changes in operating assets and liabilities:
Prepaid expenses		(651,605)	272,385
Accounts payable		961	2,774,994
Accrued expenses		5,560	654,020
Net cash used in operating activities		(680,088)	(960,022)
Net increase in cash		1,674,650	(960,022)
Cash - beginning of the period			1,674,650
Cash - end of the period	$ 714,628	1,674,650	$ 714,628
Supplemental disclosure of noncash financing activities:
Offering costs included in accrued offering costs		$ 410,000